Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses [Line Items]
Accrued expenses	$ 107,932	$ 103,719
Accrued Variable Consideration
Accrued Expenses [Line Items]
Accrued expenses	32,322	24,549
Accrued Personnel Expenses
Accrued Expenses [Line Items]
Accrued expenses	28,709	24,284
Accrued Logistic Expenses
Accrued Expenses [Line Items]
Accrued expenses	10,940	10,762
Accrued Production Expenses
Accrued Expenses [Line Items]
Accrued expenses	7,797	12,701
Accrued Marketing and Sales Expenses
Accrued Expenses [Line Items]
Accrued expenses	6,739	9,218
Other Accrued Expenses
Accrued Expenses [Line Items]
Accrued expenses	$ 21,425	$ 22,205